Stock Fund
Stock Fund FUND SUMMARY – STOCK FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Stock Fund (USD $)	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Stock Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		1.00%	1.00%		1.00%
Distribution and Service (12b-1) Fees		none	0.33%	[1]	1.00%
Other Expenses		0.48%	0.48%		0.48%
Total Annual Fund Operating Expenses		1.48%	1.81%		2.48%
Fee Waivers and Expense Reimbursements	[2]	(0.32%)	(0.32%)		(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.16%	1.49%		2.16%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.08% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.49% and 2.16% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	118	437	778	1,741
Class A Shares	718	1,082	1,471	2,555
Class C Shares	322	742	1,292	2,792

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 252% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund’s Adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e., priced less than their real worth). Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks of U.S. companies;

• At least 65% of its net assets, plus borrowings for investment purposes, in such stocks issued by companies with large market capitalizations (over $5 billion) at the time of purchase and up to 35% of its total assets in companies with small- to mid-sized market capitalizations;

• Up to 20% of its net assets, plus borrowings for investment purposes, in common and/or preferred stock of foreign companies, including ADRs, GDRs and EDRs;

• May engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options); and

• May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities in which the Fund may invest:

• Common stocks of companies traded on major stock exchanges

• Preferred stocks

• Convertible bonds rated investment grade or higher with a maturity between 1-30 years

• Short-term money market securities, including cash, money market mutual funds and Treasury Bills

• Derivative Instruments (consisting of exchange-traded options)

• Exchange-traded funds (“ETFs”) and other investment companies; to the extent the Fund invests in ETFs and other investment companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in value stocks, its performance may lag when growth stocks outperform value stocks. An undervalued stock may decrease in price or may not increase in price as anticipated if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than large ones.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Options Risk. The Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear proportionate fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. ETFs may trade at a price below their net asset value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index. From January 21, 1997 through March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

STOCK FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	20.41%	Q2 2003
Worst quarter:	(22.26)%	Q4 2008

Average Annual Total Returns Stock Fund	1 Year	5 Years	10 Years
Institutional Class Shares	15.81%	4.21%	10.03%
Institutional Class Shares - Return After Taxes on Distributions	11.72%	2.96%	8.85%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	11.94%	3.12%	8.57%
Class A Shares	8.81%	2.60%	8.92%
Class C Shares	13.68%	3.78%	9.40%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	7.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

International Alpha Strategies Fund
International Alpha Strategies Fund FUND SUMMARY – INTERNATIONAL ALPHA STRATEGIES FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Alpha Strategies Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Alpha Strategies Fund		Institutional Class Shares	Class A Shares
Management Fee		0.81%	0.81%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.44%	0.44%
Total Annual Fund Operating Expenses		1.25%	1.75%
Fee Waivers and Expense Reimbursements	[1]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.95%	1.45%
[1]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.95% and 1.45% of the Fund's average net assets for the Institutional Class Shares and the Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example International Alpha Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	97	367	657	1,485
Class A Shares	714	1,067	1,443	2,495

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks its objective by investing in equity securities of issuers based outside of the United States. The Fund will invest in both value and growth securities, such strategy is otherwise known as “core”. Under normal market conditions, the Fund intends to invest in the following manner:

• Primarily in the equity securities of companies located outside the U.S., including emerging markets;

• At least 80% of its net assets, plus borrowings for investment purposes, in ‘‘foreign securities’’, which means those securities issued by companies(1) whose principal securities trading markets are outside the U.S.; (2) that are linked to non-U.S. dollar currencies; or (3) that are organized under the laws of, or with a principal office in, a country other than the U.S.;

• No more than 20% of net assets in securities of firms domiciled or resident in developing or emerging market nations;

• Invest in securities denominated in the currencies of a variety of countries, as well as in securities denominated in multinational currencies such as the Euro;

• May enter into currency hedges that may decrease or offset any losses from such fluctuations;

• Invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”) issued by sponsored or unsponsored facilities;

• May invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter; and

• May invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main types of securities in which the Fund may invest:

• Common stocks of companies traded on major stock exchanges of countries outside the U.S. (both developed and emerging market countries)

• ADRs, GDRs, and EDRs

• Short term money market securities, including cash, money market mutual funds and Treasury Bills

• Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

• Currency hedges

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S., and to political and legal systems which may be less stable which may result in less liquidity and greater price volatility. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. The Fund’s investment in emerging market securities may also be subject to foreign withholding taxes.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Foreign Exchange Contracts. The Fund may enter into foreign currency forward contracts or currency futures to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Fund does not intend to maintain a net exposure to such contracts where the fulfillment of the Fund’s obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Fund’s Investment Sub-Adviser fails to predict currency values correctly.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Privately Placed and Restricted Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (‘‘MSCI EAFE’’) Index. The Fund has been in existence since November 1, 1995 but until March 2, 2006, the Fund was organized as the International Multi Manager Stock Fund of the former American Independence Funds Trust. From March 2, 2006 through May 31, 2011, the Fund was known as the American Independence International Equity Fund.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

INTERNATIONAL ALPHA STRATEGIES FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	22.28%	Q2 2009
Worst quarter:	(20.21)%	Q3 2008

Average Annual Total Returns International Alpha Strategies Fund	1 Year	5 Years	10 Years
Institutional Class Shares	15.67%	(3.56%)	8.52%
Institutional Class Shares - Return After Taxes on Distributions	15.20%	(3.80%)	7.67%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	10.82%	(3.02%)	7.48%
Class A Shares	8.44%	(5.18%)	7.34%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	8.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

Kansas Tax-Exempt Bond Fund
Kansas Tax-Exempt Bond Fund FUND SUMMARY – KANSAS TAX-EXEMPT BOND FUND
Investment Objectives/Goals.
The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Kansas Tax-Exempt Bond Fund (USD $)	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kansas Tax-Exempt Bond Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.30%	0.30%		0.30%
Distribution and Service (12b-1) Fees		none	0.39%	[1]	1.00%
Other Expenses		0.24%	0.24%		0.24%
Total Annual Fund Operating Expenses		0.54%	0.93%		1.54%
Fee Waivers and Expense Reimbursements	[2]	(0.06%)	(0.06%)		(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.48%	0.87%		1.48%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.14% of the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses at 0.48%, 0.87% and 1.48% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Kansas Tax-Exempt Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	49	154	283	659
Class A Shares	510	691	900	1,503
Class C Shares	254	468	822	1,818

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Kansas Tax-Exempt Bond Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• In municipal bonds with maturities ranging up to 20 years and which are rated, at time of purchase, investment grade (rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality);

• Maintain a dollar weighted average portfolio maturity between 7 and 12 years;

• At least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes; and

• At least 80% of its net assets, plus borrowings for investment purposes, in securities the income from which is not subject to the alternative minimum tax (“AMT”).

Main types of securities in which the Fund may invest:

• Municipal Securities from the State of Kansas

• Municipal Securities from other states and U.S. territories and possessions

• Short-Term Investments

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds. Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds. Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal Securities Risk. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

State Specific Risk. State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. The Kansas economy is fairly diversified but still relies significantly on transportation equipment production, agriculture and food processing as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities. In addition, the State of Kansas is experiencing financial stress and budgetary problems stemming from the current economic downturn. The strain on the State’s financial resources could impact the ability of the state and local issuers to meet their obligations.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Call Risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 7-Year Municipal Index. The Fund has been in existence since December 10, 1990 when it was initially organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust until May 17, 1997, and from that date until March 2, 2006, the Fund was organized as the Kansas Tax Exempt Bond Fund of the former American Independence Funds Trust. Since November 2000, the Fund has been managed by its current manager.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

KANSAS TAX-EXEMPT BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	3.60%	Q3 2009
Worst quarter:	(3.15) %	Q4 2010

Average Annual Total Returns Kansas Tax-Exempt Bond Fund	1 Year	5 Years	10 Years
Institutional Class Shares	5.04%	4.90%	4.08%
Institutional Class Shares - Return After Taxes on Distributions	5.04%	4.90%	4.08%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.44%	4.73%	4.03%
Class A Shares	0.12%	3.60%	3.24%
Class C Shares	3.00%	3.91%	3.05%
Barclays Capital 7-Year Municipal Index (reflects no deduction for fees, expenses or taxes)	4.20%	6.21%	5.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

Strategic Income Fund
Strategic Income Fund FUND SUMMARY – STRATEGIC INCOME FUND
Investment Objectives/Goals.

The Fund’s investment objective is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Fund		Institutional Class Shares	Class A Shares
Management Fee		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.25%	[1]
Other Expenses		0.31%	0.31%
Total Annual Fund Operating Expenses		0.71%	0.96%
Fee Waivers and Expense Reimbursements	[2]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.45%	0.70%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is not assessing the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.70% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	46	201	369	858
Class A Shares	295	499	719	1,353

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• In high quality debt securities rated investment grade or higher at time of purchase;

• At least 65% of net assets, plus borrowings for investment purposes, in U.S. dollar-denominated securities;

• Maintain an average dollar weighted maturity between 1 and 3 years;

• Up to 10% of its net assets in each of the following:(1) international fixed income debt; (2) emerging market fixed income debt; and (3) high-yield securities (also known as “junk bonds”);

• In derivatives for hedging, such as to manage the effective duration of the Fund or as a substitute for direct investment; and

• The Fund may invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.

Main types of securities in which the Fund may invest:

• Asset-Backed Securities

• Corporate Debt Instruments

• Derivative Instruments (consisting of exchange-traded U.S. Government bond futures, options and interest rate swaps)

• Foreign Debt Instruments

• Mortgage-Backed Securities

• High Yield Securities

• Other Investment Companies

• U.S. Government and Agency Securities

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Mortgage Backed-Securities Risk. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages.

High-Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risk, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Investment Company Risk. The Fund may invest in closed-end funds, exchange-traded funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear proportionate fees and expenses charged by the underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Concentration Risk. The Fund invests more than 25% of its total assets in the securities of issuers in the Banking and Finance industry and is therefore exposed to the risk that factors affecting that industry will have a greater effect on the Fund than they would if the Fund invested in a diversified number of unrelated industries. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. Prior to December 29, 2011, the Fund’s benchmark was the Merrill Lynch 1-3 Year U.S. Treasury Index. When HighMark Capital Management, Inc. (“HighMark”) became the sub-adviser, the benchmark changed to reflect HighMark’s strategy in managing the Fund. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the UltraShort Bond Fund of the former American Independence Funds Trust. From March 2, 2006 through December 26, 2011, the Fund was known as the American Independence Short-Term Bond Fund.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

STRATEGIC INCOME FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	2.24%	Q4 2007
Worst quarter:	(1.58) %	Q2 2008

Average Annual Total Returns Strategic Income Fund	1 Year	5 Years	10 Years
Institutional Class Shares	2.25%	2.03%	2.62%
Institutional Class Shares - Return After Taxes on Distributions	1.74%	1.33%	1.70%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	1.46%	1.32%	1.70%
Class A Shares	(0.28%)	1.35%	2.18%
Barclays Capital 1-3 Year U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.33%	3.05%	3.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Core Plus Fund
Core Plus Fund FUND SUMMARY – CORE PLUS FUND
Investment Objectives/Goals.
The Fund’s investment objective is to provide investors with a competitive total return.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Core Plus Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Plus Fund		Institutional Class Shares	Class A Shares
Management Fee		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.35%	[1]
Other Expenses		0.33%	0.33%
Total Annual Fund Operating Expenses		0.73%	1.08%
Fee Waivers and Expense Reimbursements	[2]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.45%	0.80%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.10% of the shareholder servicing fee.
[2]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.80% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	46	205	378	880
Class A Shares	503	727	969	1,662

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in bonds;

• Limit the Fund’s average duration to +/- 20% of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index;

• In derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment;

• May invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in international fixed income securities;

• May invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in high-yield securities; and

• At least 65% of the Fund’s net assets, plus borrowings for investment purposes, invested in bonds that are rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality

Main types of securities in which the Fund may invest:

• U.S. Treasury Obligations

• U.S. Government Agency Securities

• Corporate Debt Securities

• Mortgage-backed Securities

• Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or Government bonds)

• Forward Commitment Transactions – U.S. Government Agency mortgage-backed to-be-announced (“TBAs”) securities

• International Fixed Income Securities

• High Yield Securities

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Mortgage Backed-Securities Risk. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the Intermediate Bond Fund of the former American Independence Funds Trust. Effective December 27, 2010, the Fund changed its name to the Core Plus Fund.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

CORE PLUS FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	5.32%	Q4 2008
Worst quarter:	(2.44)%	Q2 2004

Average Annual Total Returns Core Plus Fund	1 Year	5 Years	10 Years
Institutional Class Shares	5.25%	6.46%	5.09%
Institutional Class Shares - Return After Taxes on Distributions	4.05%	4.85%	3.51%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	3.54%	4.62%	3.45%
Class A Shares	0.45%	5.35%	4.46%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.21%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

U.S. Inflation-Indexed Fund
U.S. Inflation-Indexed Fund FUND SUMMARY – U.S. INFLATION-INDEXED FUND
Investment Objectives/Goals.
The Fund’s objective is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. Inflation-Indexed Fund (USD $)	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. Inflation-Indexed Fund		Institutional Class Shares	Class A Shares		Class C Shares
Management Fee		0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees		none	0.45%	[1]	1.00%
Other Expenses		0.25%	0.25%		0.25%
Total Annual Fund Operating Expenses		0.65%	1.10%		1.65%
Fee Waivers and Expense Reimbursements	[2]	(0.33%)	(0.33%)		(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.32%	0.77%		1.32%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing only 0.20% of the shareholder servicing fee.
[2]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("American Independence" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2014 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Inflation-Indexed Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	33	175	330	779
Class A Shares	500	728	975	1,680
Class C Shares	238	488	866	1,927

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund’s goal is to outperform the Barclays Capital 1–30 Year U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of the Fund's net assets, plus borrowings for investment purposes, in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate;

• Derivatives as a substitute for direct investment in inflation-indexed securities; and

• Up to 20% of the Fund’s net assets, plus borrowings for investment purposes, in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S. dollars or foreign currencies.

Main types of securities in which the Fund may invest:

• U.S. Inflation-Linked Securities

• Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or U.S. Government bonds)

• Foreign sovereign inflation-indexed securities

• U.S. government and agency securities that are not indexed to inflation

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Deflation Risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The principal of TIPS is adjusted upwards and downwards with the change in the seasonally unadjusted CPI index (of urban consumers). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. At maturity, TIPS pay out the uplifted principal value or original par value, whichever is the greater. However, principal values can be adjusted downwards and even below par value prior to maturity during periods of deflation. Therefore, the fund is subject to deflation risk. Correspondingly, the fund may benefit during periods of inflation.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Foreign Sovereign Debt Securities Risk. The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. TIPS Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares and Class C Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

U.S. INFLATION-INDEXED FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	5.54%	Q1 2008
Worst quarter:	(4.28)%	Q3 2008

Average Annual Total Returns U.S. Inflation-Indexed Fund	1 Year	5 Years	10 Years
Institutional Class Shares	6.46%	7.37%	6.96%
Institutional Class Shares - Return After Taxes on Distributions	4.65%	5.37%	4.80%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.41%	5.20%	4.74%
Class A Shares	1.57%	6.17%	6.22%
Class C Shares	4.44%	7.04%	6.79%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	6.98%	7.04%	6.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

Fusion Fund
Fusion Fund FUND SUMMARY – FUSION FUND
Investment Objectives/Goals.

The Fund’s investment objective is long-term capital appreciation across a wide variety of market conditions, with the goal of providing longer-term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Fusion Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fusion Fund		Institutional Class Shares	Class A Shares
Management Fee		1.40%	1.40%
Distribution and Service (12b-1) Fees		none	0.50%
Short Sale Dividend Expenses		0.29%	0.29%
Administrative Expenses		4.61%	4.61%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		6.35%	6.85%
Fee Waivers and Expense Reimbursements	[1]	(4.11%)	(4.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	2.24%	2.74%
[1]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("American Independence" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2014 to ensure that Total Annual Operating Expenses do not exceed 1.90% and 2.40% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses" and "Short Sale Dividend Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fusion Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	227	1,515	2,768	5,755
Class A Shares	836	2,132	3,381	6,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. Under normal market conditions, the Fund, which is a U.S. long short equity fund, intends to invest in the following manner:

• Long and short positions in equities traded in the U.S. and exchange-traded funds (“ETFs”) representing U.S., global and international indices;

• Equities and ETFs in both developed an emerging markets outside the U.S.;

• Maintain a net delta adjusted exposure range from 40% to 80%. The delta adjusted exposure is a measure of the sensitivity of the Fund's assets to a change, up or down, in broad U.S. equity market indices. Will hold long positions with an aggregate value of up to 100% of its net assets and establish short positions of up to 45% of its net assets;

• May use put and call options on equities, indices, or ETFs representing such indices, to alter the Fund’s net delta adjusted exposure outside the 40% to 80% range, primarily for hedging purposes but also to increase market value when warranted;

• Invest in convertible, preferred and debt securities of U.S. corporations;

• Up to 30% of its net assets, plus borrowings for investment purposes, in U.S. Government bonds; and

• Other investment companies.

Main types of securities in which the Fund may invest:

• U.S. Common stocks traded on major stock exchanges

• ETFs and Other Investment Companies

• Foreign securities

• Preferred securities

• U.S. Government and Corporate Bonds

• Short-term money market securities

• Put and call options on equities, indices, or ETFs representing such indices

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile. Although diminished in large-sized companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small- and medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. You should expect that the value of a Fund’s shares will be more volatile than a fund that invests exclusively in large-sized companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities and other securities. You will indirectly bear proportionate fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Emerging Markets Risk. Investing in securities of foreign developing countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Leveraging Risk. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and options could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Tax Risk. Investing in short sales will subject the Fund to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to a Fund’s shareholders. Due to the nature of the Fund’s investment strategies and expected high portfolio turnover rate, as discussed in this Prospectus, distributions of the Fund’s net investment income may likely be short-term capital gains that are taxable at ordinary income rates (currently as high as 39.6%).

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the S&P 500 Index, and that of the Consumer Price Index. The Fund has been in existence since December 22, 2009.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

FUSION FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	9.98%	4Q 2011
Worst quarter:	(11.85)%	3Q 2011

Average Annual Total Returns Fusion Fund		1 Year	Since Inception		Inception Date
Institutional Class Shares		6.65%	(1.17%)		Dec 22, 2009
Institutional Class Shares - Return After Taxes on Distributions		6.65%	(1.17%)		Dec 22, 2009
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares		4.32%	(0.99%)		Dec 22, 2009
Class A Shares		0.05%	(4.88%)	[1]	Dec 22, 2009
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	10.69%		Dec 22, 2009
Consumer Price Index	[2]	1.61%	2.04%		Dec 31, 2009
[1]	Class A Shares commenced operations on 6/30/2011. The return shown reflects the return information for Institutional Class Shares from 12/22/2009 through 6/29/2011 and adjusted for expense differences.
[2]	The since inception return for the Consumer Price Index ("CPI") is from December 31, 2009 through the reporting period since the CPI is only reported on a monthly basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of sales loads. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

Dynamic Conservative Plus Fund
Dynamic Conservative Plus Fund FUND SUMMARY – DYNAMIC CONSERVATIVE PLUS FUND
Investment Objectives/Goals.
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic Conservative Plus Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Conservative Plus Fund		Institutional Class Shares	Class A Shares
Management Fee		0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.35%	[1]
Other Expenses		1.16%	1.16%
Acquired Fund Fees and Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses	[2]	1.84%	2.19%
Fee Waivers and Expense Reimbursements	[3]	(0.71%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2][3]	1.13%	1.48%
[1]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.10% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[2]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
[3]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.95% and 1.30% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dynamic Conservative Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	115	510	929	2,100
Class A Shares	569	1,016	1,488	2,788

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 785% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a universe of approximately eighteen (18) exchange-traded funds (“ETFs”) in four major asset classes: Equity, Fixed Income, Alternatives and Commodities. Allocations within each asset class are based on proprietary business cycle quantitative models. Each asset class will have the following characteristics:

• Equity: will include stock securities representing the U.S., Europe, Emerging Markets, and Japan

• Fixed Income: will include U.S. Treasury debt with maturities ranging from 1 to 20+ years, including inflation-protected treasuries (“TIPs”), and Global Corporate Investment Grade debt, High Yield debt and Mortgage-Backed Securities, in both developed and emerging markets, with maturities ranging from 5 to 20+ years, and Convertible Bonds

• Alternatives: will include emerging markets’ local currency money markets and U.S. real estate

• Commodities: will include gold, energy related companies and agricultural related companies

The Dynamic Conservative Plus Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Dynamic Conservative Plus Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes. The portfolio manager may, when consistent with the Fund’s investment objective, buy or sell options or futures (commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Main types of securities the Fund may hold:

• ETFs

• Short term money market securities, including cash, money market mutual funds and Treasury Bills

• Derivative Instruments, including futures and options for bona fide hedging purposes

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below and include risks that the Fund is exposed to by investing in the ETFs within the four asset classes:

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Fund of Funds Structure. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Advisor considers prudent, or cause the Advisor to select an investment other than that which the Advisor considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed-income securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulations such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Investment Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile. Although diminished in large-sized companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small- and medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. You should expect that the value of a Fund’s shares will be more volatile than a fund that invests exclusively in large-sized companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the S&P Dynamic Multi-Asset Strategy Index. Prior to December 20, 2012, the Fund’s benchmark was the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. When the Fund changed its objective and strategy after approval by shareholders at a meeting held December 19, 2012, the benchmark changed to reflect the new objective and strategy of the Fund. The Fund has been in existence since July 8, 2010; prior to November 1, 2012, the Fund’s name was the American Independence Absolute Return Bull Bear Bond Fund.

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

DYNAMIC CONSERVATIVE PLUS FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	3.24%	4Q 2010
Worst quarter:	(4.04)%	2Q 2012

Average Annual Total Returns Dynamic Conservative Plus Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	(2.07%)	(2.01%)	Jul 8, 2010
Institutional Class Shares - Return After Taxes on Distributions	(2.07%)	(2.09%)	Jul 8, 2010
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	(1.35%)	(1.75%)	Jul 8, 2010
Class A Shares	(6.57%)	(3.99%)	Jul 8, 2010
S&P Dynamic Multi-Asset Strategy Index (reflects no deduction for fees, expenses or taxes)	9.72%	3.39%	Jul 8, 2010
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.99%	4.76%	Jul 8, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	American Independence Funds Trust
CIK	dei_EntityCentralIndexKey	0001324443
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 1, 2013
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Stock Fund FUND SUMMARY – STOCK FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 252% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	252.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund’s Adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e., priced less than their real worth). Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks of U.S. companies;

• At least 65% of its net assets, plus borrowings for investment purposes, in such stocks issued by companies with large market capitalizations (over $5 billion) at the time of purchase and up to 35% of its total assets in companies with small- to mid-sized market capitalizations;

• Up to 20% of its net assets, plus borrowings for investment purposes, in common and/or preferred stock of foreign companies, including ADRs, GDRs and EDRs;

• May engage in hedging through the use of put and call options and written covered put and call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options); and

• May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities in which the Fund may invest:

• Common stocks of companies traded on major stock exchanges

• Preferred stocks

• Convertible bonds rated investment grade or higher with a maturity between 1-30 years

• Short-term money market securities, including cash, money market mutual funds and Treasury Bills

• Derivative Instruments (consisting of exchange-traded options)

• Exchange-traded funds (“ETFs”) and other investment companies; to the extent the Fund invests in ETFs and other investment companies the Fund will pay the proportionate share of the underlying expenses of the ETF

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in value stocks, its performance may lag when growth stocks outperform value stocks. An undervalued stock may decrease in price or may not increase in price as anticipated if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than large ones.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the taking of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Options Risk. The Adviser may use a number of option strategies. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.

With certain exceptions, exchange listed options on individual securities are generally settled by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchaser or seller of a listed put or call option is dependent, in part, upon the liquidity of the option market.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear proportionate fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. ETFs may trade at a price below their net asset value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index. From January 21, 1997 through March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Russell 1000 Value Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	STOCK FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	20.41%	Q2 2003
Worst quarter:	(22.26)%	Q4 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares and Class C Shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

Stock Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.38%
Stock Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISISX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	437
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	778
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,741
2003	rr_AnnualReturn2003	31.49%
2004	rr_AnnualReturn2004	18.31%
2005	rr_AnnualReturn2005	6.41%
2006	rr_AnnualReturn2006	15.79%
2007	rr_AnnualReturn2007	10.43%
2008	rr_AnnualReturn2008	(27.11%)
2009	rr_AnnualReturn2009	31.19%
2010	rr_AnnualReturn2010	15.55%
2011	rr_AnnualReturn2011	(3.97%)
2012	rr_AnnualReturn2012	15.81%
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	10.03%
Stock Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Stock Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Stock Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFCSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.33%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	718
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,082
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,471
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,555
1 Year	rr_AverageAnnualReturnYear01	8.81%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Stock Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISFSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.16%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	322
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	742
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,292
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,792
1 Year	rr_AverageAnnualReturnYear01	13.68%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	9.40%
International Alpha Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	International Alpha Strategies Fund FUND SUMMARY – INTERNATIONAL ALPHA STRATEGIES FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund seeks its objective by investing in equity securities of issuers based outside of the United States. The Fund will invest in both value and growth securities, such strategy is otherwise known as “core”. Under normal market conditions, the Fund intends to invest in the following manner:

• Primarily in the equity securities of companies located outside the U.S., including emerging markets;

• At least 80% of its net assets, plus borrowings for investment purposes, in ‘‘foreign securities’’, which means those securities issued by companies(1) whose principal securities trading markets are outside the U.S.; (2) that are linked to non-U.S. dollar currencies; or (3) that are organized under the laws of, or with a principal office in, a country other than the U.S.;

• No more than 20% of net assets in securities of firms domiciled or resident in developing or emerging market nations;

• Invest in securities denominated in the currencies of a variety of countries, as well as in securities denominated in multinational currencies such as the Euro;

• May enter into currency hedges that may decrease or offset any losses from such fluctuations;

• Invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”) issued by sponsored or unsponsored facilities;

• May invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter; and

• May invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Main types of securities in which the Fund may invest:

• Common stocks of companies traded on major stock exchanges of countries outside the U.S. (both developed and emerging market countries)

• ADRs, GDRs, and EDRs

• Short term money market securities, including cash, money market mutual funds and Treasury Bills

• Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

• Currency hedges

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Emerging Market Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S., and to political and legal systems which may be less stable which may result in less liquidity and greater price volatility. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. The Fund’s investment in emerging market securities may also be subject to foreign withholding taxes.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Foreign Exchange Contracts. The Fund may enter into foreign currency forward contracts or currency futures to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Fund does not intend to maintain a net exposure to such contracts where the fulfillment of the Fund’s obligations under such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in the currency. The Fund will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Fund’s Investment Sub-Adviser fails to predict currency values correctly.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Privately Placed and Restricted Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (‘‘MSCI EAFE’’) Index. The Fund has been in existence since November 1, 1995 but until March 2, 2006, the Fund was organized as the International Multi Manager Stock Fund of the former American Independence Funds Trust. From March 2, 2006 through May 31, 2011, the Fund was known as the American Independence International Equity Fund.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (‘‘MSCI EAFE’’) Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	INTERNATIONAL ALPHA STRATEGIES FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	22.28%	Q2 2009
Worst quarter:	(20.21)%	Q3 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.21%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares reflect the deduction of the sales load.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

International Alpha Strategies Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
International Alpha Strategies Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMSSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	367
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	657
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,485
2003	rr_AnnualReturn2003	41.22%
2004	rr_AnnualReturn2004	23.28%
2005	rr_AnnualReturn2005	10.48%
2006	rr_AnnualReturn2006	25.23%
2007	rr_AnnualReturn2007	12.71%
2008	rr_AnnualReturn2008	(37.94%)
2009	rr_AnnualReturn2009	23.57%
2010	rr_AnnualReturn2010	5.62%
2011	rr_AnnualReturn2011	(10.97%)
2012	rr_AnnualReturn2012	15.67%
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	(3.56%)
10 Years	rr_AverageAnnualReturnYear10	8.52%
International Alpha Strategies Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.20%
5 Years	rr_AverageAnnualReturnYear05	(3.80%)
10 Years	rr_AverageAnnualReturnYear10	7.67%
International Alpha Strategies Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Years	rr_AverageAnnualReturnYear05	(3.02%)
10 Years	rr_AverageAnnualReturnYear10	7.48%
International Alpha Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIESX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	714
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,067
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,443
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,495
1 Year	rr_AverageAnnualReturnYear01	8.44%
5 Years	rr_AverageAnnualReturnYear05	(5.18%)
10 Years	rr_AverageAnnualReturnYear10	7.34%
Kansas Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Kansas Tax-Exempt Bond Fund FUND SUMMARY – KANSAS TAX-EXEMPT BOND FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Kansas Tax-Exempt Bond Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• In municipal bonds with maturities ranging up to 20 years and which are rated, at time of purchase, investment grade (rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality);

• Maintain a dollar weighted average portfolio maturity between 7 and 12 years;

• At least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes; and

• At least 80% of its net assets, plus borrowings for investment purposes, in securities the income from which is not subject to the alternative minimum tax (“AMT”).

Main types of securities in which the Fund may invest:

• Municipal Securities from the State of Kansas

• Municipal Securities from other states and U.S. territories and possessions

• Short-Term Investments

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds. Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds. Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment.

Municipal Securities Risk. Municipal securities may be general obligations or revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

State Specific Risk. State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states. The Kansas economy is fairly diversified but still relies significantly on transportation equipment production, agriculture and food processing as well as oil & gas production/processing. Adverse conditions affecting these industries could have a disproportionate effect on Kansas municipal securities. In addition, the State of Kansas is experiencing financial stress and budgetary problems stemming from the current economic downturn. The strain on the State’s financial resources could impact the ability of the state and local issuers to meet their obligations.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Call Risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension Risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Tax Risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the AMT.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 7-Year Municipal Index. The Fund has been in existence since December 10, 1990 when it was initially organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust until May 17, 1997, and from that date until March 2, 2006, the Fund was organized as the Kansas Tax Exempt Bond Fund of the former American Independence Funds Trust. Since November 2000, the Fund has been managed by its current manager.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 7-Year Municipal Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	KANSAS TAX-EXEMPT BOND FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	3.60%	Q3 2009
Worst quarter:	(3.15) %	Q4 2010

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.15%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares and Class C Shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
Kansas Tax-Exempt Bond Fund | Barclays Capital 7-Year Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Kansas Tax-Exempt Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEKSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.48%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	49
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	154
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	283
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	659
2003	rr_AnnualReturn2003	4.03%
2004	rr_AnnualReturn2004	2.65%
2005	rr_AnnualReturn2005	2.01%
2006	rr_AnnualReturn2006	4.02%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	2.08%
2009	rr_AnnualReturn2009	7.33%
2010	rr_AnnualReturn2010	1.84%
2011	rr_AnnualReturn2011	8.39%
2012	rr_AnnualReturn2012	5.04%
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Kansas Tax-Exempt Bond Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	4.90%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Kansas Tax-Exempt Bond Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Kansas Tax-Exempt Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IKSTX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.39%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.87%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	510
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	691
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	900
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,503
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Kansas Tax-Exempt Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IKTEX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	254
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	468
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	822
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,818
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Strategic Income Fund FUND SUMMARY – STRATEGIC INCOME FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	199.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• In high quality debt securities rated investment grade or higher at time of purchase;

• At least 65% of net assets, plus borrowings for investment purposes, in U.S. dollar-denominated securities;

• Maintain an average dollar weighted maturity between 1 and 3 years;

• Up to 10% of its net assets in each of the following:(1) international fixed income debt; (2) emerging market fixed income debt; and (3) high-yield securities (also known as “junk bonds”);

• In derivatives for hedging, such as to manage the effective duration of the Fund or as a substitute for direct investment; and

• The Fund may invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.

Main types of securities in which the Fund may invest:

• Asset-Backed Securities

• Corporate Debt Instruments

• Derivative Instruments (consisting of exchange-traded U.S. Government bond futures, options and interest rate swaps)

• Foreign Debt Instruments

• Mortgage-Backed Securities

• High Yield Securities

• Other Investment Companies

• U.S. Government and Agency Securities

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Asset-backed securities also have risk characteristics similar to mortgage-backed securities.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Mortgage Backed-Securities Risk. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages.

High-Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risk, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Investment Company Risk. The Fund may invest in closed-end funds, exchange-traded funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear proportionate fees and expenses charged by the underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Concentration Risk. The Fund invests more than 25% of its total assets in the securities of issuers in the Banking and Finance industry and is therefore exposed to the risk that factors affecting that industry will have a greater effect on the Fund than they would if the Fund invested in a diversified number of unrelated industries. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is “non-diversified” under the 1940 Act and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. Prior to December 29, 2011, the Fund’s benchmark was the Merrill Lynch 1-3 Year U.S. Treasury Index. When HighMark Capital Management, Inc. (“HighMark”) became the sub-adviser, the benchmark changed to reflect HighMark’s strategy in managing the Fund. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the UltraShort Bond Fund of the former American Independence Funds Trust. From March 2, 2006 through December 26, 2011, the Fund was known as the American Independence Short-Term Bond Fund.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital 1-3 Year U.S. Aggregate Bond Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	STRATEGIC INCOME FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	2.24%	Q4 2007
Worst quarter:	(1.58) %	Q2 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.58%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares reflect the deduction of the sales load.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 29, 2011, the Fund's benchmark was the Merrill Lynch 1-3 Year U.S. Treasury Index. When HighMark Capital Management, Inc. ("HighMark") became the sub-adviser, the benchmark changed to reflect HighMark's strategy in managing the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
Strategic Income Fund | Barclays Capital 1-3 Year U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Strategic Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISBSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	46
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	201
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	369
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	858
2003	rr_AnnualReturn2003	1.87%
2004	rr_AnnualReturn2004	1.22%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	4.16%
2007	rr_AnnualReturn2007	6.63%
2008	rr_AnnualReturn2008	(0.33%)
2009	rr_AnnualReturn2009	3.60%
2010	rr_AnnualReturn2010	3.78%
2011	rr_AnnualReturn2011	0.92%
2012	rr_AnnualReturn2012	2.25%
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Strategic Income Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Strategic Income Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Strategic Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISTSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.70%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	295
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	499
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	719
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,353
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	2.18%
Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Core Plus Fund FUND SUMMARY – CORE PLUS FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with a competitive total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in bonds;

• Limit the Fund’s average duration to +/- 20% of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index;

• In derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment;

• May invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in international fixed income securities;

• May invest up to 20% of the value of its net assets, plus borrowings for investment purposes, in high-yield securities; and

• At least 65% of the Fund’s net assets, plus borrowings for investment purposes, invested in bonds that are rated Baa/BBB or better, at the time of purchase, as rated by a nationally recognized statistical rating organization, such as Moody’s Investors Service Inc. (‘‘Moody’s’’), Standard & Poor’s Corporation (‘‘S&P’’), or Fitch Ratings Ltd. (‘‘Fitch’’), or which are unrated and determined by the Fund’s adviser to be of comparable quality

Main types of securities in which the Fund may invest:

• U.S. Treasury Obligations

• U.S. Government Agency Securities

• Corporate Debt Securities

• Mortgage-backed Securities

• Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or Government bonds)

• Forward Commitment Transactions – U.S. Government Agency mortgage-backed to-be-announced (“TBAs”) securities

• International Fixed Income Securities

• High Yield Securities

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Risk, Narrative	rr_RiskNarrativeTextBlock

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

Mortgage Backed-Securities Risk. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Forward Commitment Risk. The Fund may purchase or sell securities on a forward commitment basis. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When the Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. As part of an investment strategy, the Fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. Such securities have the effect of leverage on the Fund and may contribute to volatility of the Fund’s net asset value and create a higher portfolio turnover rate.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index. The Fund has been in existence since January 21, 1997, but until March 2, 2006, the Fund was organized as the Intermediate Bond Fund of the former American Independence Funds Trust. Effective December 27, 2010, the Fund changed its name to the Core Plus Fund.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. Aggregate Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CORE PLUS FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	5.32%	Q4 2008
Worst quarter:	(2.44)%	Q2 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares reflect the deduction of the sales load.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of the sales load. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
Core Plus Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Core Plus Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIISX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	46
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	205
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	378
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	880
2003	rr_AnnualReturn2003	3.77%
2004	rr_AnnualReturn2004	2.78%
2005	rr_AnnualReturn2005	1.72%
2006	rr_AnnualReturn2006	3.35%
2007	rr_AnnualReturn2007	7.15%
2008	rr_AnnualReturn2008	6.43%
2009	rr_AnnualReturn2009	8.09%
2010	rr_AnnualReturn2010	6.90%
2011	rr_AnnualReturn2011	5.73%
2012	rr_AnnualReturn2012	5.25%
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	5.09%
Core Plus Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Core Plus Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Core Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBFSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	503
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	727
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	969
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,662
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.46%
U.S. Inflation-Indexed Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	U.S. Inflation-Indexed Fund FUND SUMMARY – U.S. INFLATION-INDEXED FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to provide investors with a high level of total return in excess of inflation as may be consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund’s goal is to outperform the Barclays Capital 1–30 Year U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). Under normal market conditions, the Fund intends to invest in the following manner:

• At least 80% of the Fund's net assets, plus borrowings for investment purposes, in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate;

• Derivatives as a substitute for direct investment in inflation-indexed securities; and

• Up to 20% of the Fund’s net assets, plus borrowings for investment purposes, in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S. dollars or foreign currencies.

Main types of securities in which the Fund may invest:

• U.S. Inflation-Linked Securities

• Derivative Securities (consisting of exchange-traded U.S. Government bond futures and options on interest rates or U.S. Government bonds)

• Foreign sovereign inflation-indexed securities

• U.S. government and agency securities that are not indexed to inflation

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Risk, Narrative	rr_RiskNarrativeTextBlock

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Deflation Risk. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the Fund will be subject to deflation risk. The principal of TIPS is adjusted upwards and downwards with the change in the seasonally unadjusted CPI index (of urban consumers). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. At maturity, TIPS pay out the uplifted principal value or original par value, whichever is the greater. However, principal values can be adjusted downwards and even below par value prior to maturity during periods of deflation. Therefore, the fund is subject to deflation risk. Correspondingly, the fund may benefit during periods of inflation.

Credit Risk. The issuer of a fixed-income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Foreign Sovereign Debt Securities Risk. The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. TIPS Index. The Fund has been in existence since January 2, 2001, but until May 8, 2008, the Fund was organized as the U.S. Inflation-Indexed Portfolio of the former FFTW Funds.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares and Class C Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of the Fund’s benchmark, the Barclays Capital U.S. TIPS Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	U.S. INFLATION-INDEXED FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	5.54%	Q1 2008
Worst quarter:	(4.28)%	Q3 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.28%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares and Class C Shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares and Class C Shares reflect the deduction of sales loads. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
U.S. Inflation-Indexed Fund | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	6.65%
U.S. Inflation-Indexed Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFIHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[11]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.32%	[11]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	33
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	175
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	330
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	779
2003	rr_AnnualReturn2003	7.65%
2004	rr_AnnualReturn2004	9.71%
2005	rr_AnnualReturn2005	3.44%
2006	rr_AnnualReturn2006	1.00%
2007	rr_AnnualReturn2007	11.25%
2008	rr_AnnualReturn2008	(0.68%)
2009	rr_AnnualReturn2009	11.07%
2010	rr_AnnualReturn2010	6.37%
2011	rr_AnnualReturn2011	14.24%
2012	rr_AnnualReturn2012	6.46%
1 Year	rr_AverageAnnualReturnYear01	6.46%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	6.96%
U.S. Inflation-Indexed Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.80%
U.S. Inflation-Indexed Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	4.74%
U.S. Inflation-Indexed Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FNIHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%	[12]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[11]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.77%	[11]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	500
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	728
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	975
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	6.22%
U.S. Inflation-Indexed Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCIHX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[11]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.32%	[11]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	238
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	488
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	866
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,927
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Fusion Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fusion Fund FUND SUMMARY – FUSION FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund’s investment objective is long-term capital appreciation across a wide variety of market conditions, with the goal of providing longer-term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 229% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	229.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. Under normal market conditions, the Fund, which is a U.S. long short equity fund, intends to invest in the following manner:

• Long and short positions in equities traded in the U.S. and exchange-traded funds (“ETFs”) representing U.S., global and international indices;

• Equities and ETFs in both developed an emerging markets outside the U.S.;

• Maintain a net delta adjusted exposure range from 40% to 80%. The delta adjusted exposure is a measure of the sensitivity of the Fund's assets to a change, up or down, in broad U.S. equity market indices. Will hold long positions with an aggregate value of up to 100% of its net assets and establish short positions of up to 45% of its net assets;

• May use put and call options on equities, indices, or ETFs representing such indices, to alter the Fund’s net delta adjusted exposure outside the 40% to 80% range, primarily for hedging purposes but also to increase market value when warranted;

• Invest in convertible, preferred and debt securities of U.S. corporations;

• Up to 30% of its net assets, plus borrowings for investment purposes, in U.S. Government bonds; and

• Other investment companies.

Main types of securities in which the Fund may invest:

• U.S. Common stocks traded on major stock exchanges

• ETFs and Other Investment Companies

• Foreign securities

• Preferred securities

• U.S. Government and Corporate Bonds

• Short-term money market securities

• Put and call options on equities, indices, or ETFs representing such indices

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile. Although diminished in large-sized companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small- and medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. You should expect that the value of a Fund’s shares will be more volatile than a fund that invests exclusively in large-sized companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities and other securities. You will indirectly bear proportionate fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Emerging Markets Risk. Investing in securities of foreign developing countries generally is riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Leveraging Risk. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and options could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Tax Risk. Investing in short sales will subject the Fund to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to a Fund’s shareholders. Due to the nature of the Fund’s investment strategies and expected high portfolio turnover rate, as discussed in this Prospectus, distributions of the Fund’s net investment income may likely be short-term capital gains that are taxable at ordinary income rates (currently as high as 39.6%).

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the S&P 500 Index, and that of the Consumer Price Index. The Fund has been in existence since December 22, 2009.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the S&P 500 Index, and that of the Consumer Price Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FUSION FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	9.98%	4Q 2011
Worst quarter:	(11.85)%	3Q 2011

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.85%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns for Class A Shares reflect the deduction of sales loads.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A Shares reflect the deduction of sales loads. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
Fusion Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2009
Fusion Fund | Consumer Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2009	[13]
Fusion Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Administrative Expenses	rr_Component2OtherExpensesOverAssets	4.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[14]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.24%	[14]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	227
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,515
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,768
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	5,755
2010	rr_AnnualReturn2010	(2.89%)
2011	rr_AnnualReturn2011	(6.78%)
2012	rr_AnnualReturn2012	6.65%
1 Year	rr_AverageAnnualReturnYear01	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2009
Fusion Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2009
Fusion Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2009
Fusion Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Administrative Expenses	rr_Component2OtherExpensesOverAssets	4.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)	[14]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.74%	[14]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	836
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,132
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,381
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,306
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.88%)	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 2009
Dynamic Conservative Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Dynamic Conservative Plus Fund FUND SUMMARY – DYNAMIC CONSERVATIVE PLUS FUND
Investment objective:	rr_ObjectiveHeading	Investment Objectives/Goals.
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 67 of the Fund’s Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-03-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2012, the Fund’s portfolio turnover rate was 785% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	785.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies, Risks and Performance.
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Strategies. The Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in a universe of approximately eighteen (18) exchange-traded funds (“ETFs”) in four major asset classes: Equity, Fixed Income, Alternatives and Commodities. Allocations within each asset class are based on proprietary business cycle quantitative models. Each asset class will have the following characteristics:

• Equity: will include stock securities representing the U.S., Europe, Emerging Markets, and Japan

• Fixed Income: will include U.S. Treasury debt with maturities ranging from 1 to 20+ years, including inflation-protected treasuries (“TIPs”), and Global Corporate Investment Grade debt, High Yield debt and Mortgage-Backed Securities, in both developed and emerging markets, with maturities ranging from 5 to 20+ years, and Convertible Bonds

• Alternatives: will include emerging markets’ local currency money markets and U.S. real estate

• Commodities: will include gold, energy related companies and agricultural related companies

The Dynamic Conservative Plus Fund is a “fund of funds.” The term “fund of funds” is typically used to describe mutual funds, such as the Dynamic Conservative Plus Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds. The Fund is best suited for long-term investors.

In addition to investing primarily in ETFs, the Fund may also invest in short-term money market securities, cash, money market mutual funds and Treasury Bills for temporary purposes. The portfolio manager may, when consistent with the Fund’s investment objective, buy or sell options or futures (commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Main types of securities the Fund may hold:

• ETFs

• Short term money market securities, including cash, money market mutual funds and Treasury Bills

• Derivative Instruments, including futures and options for bona fide hedging purposes

Risk, Heading	rr_RiskHeading

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below and include risks that the Fund is exposed to by investing in the ETFs within the four asset classes:

Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

ETF Risks. The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk. The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in the related securities. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Tracking Error Risk. There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Fund of Funds Structure. Investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed by the 1940 Act. Absent an available exemption, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company; (ii) invest more than 5% of its total assets in securities of any one investment company; or (iii) invest more than 10% of its total assets in securities of all investment companies.

Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETF’s shares beyond the above statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the particular ETF and the investing fund. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs. If the Fund is unable to rely on an exemptive order, the limitations discussed above may prevent the Fund from allocating its investments in the manner the Advisor considers prudent, or cause the Advisor to select an investment other than that which the Advisor considers suitable.

Because the Fund’s investments are concentrated in underlying funds, and the Fund’s performance is directly related to the performance of such underlying funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries

Emerging Markets Risk. The Fund may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict securities investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

Commodity Risk. Investments in commodities, such as gold, or in commodity-linked instruments, will subject the Fund’s portfolio to volatility that may also deviate from price movements in equity and fixed-income securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulations such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Investment Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers.

Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, derivatives expose the Fund to risks of mispricing or improper valuation.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile. Although diminished in large-sized companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Small- and medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. You should expect that the value of a Fund’s shares will be more volatile than a fund that invests exclusively in large-sized companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Generally fixed-income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

Interest Rate and Duration Risk. The Fund's share price and total return will vary in response to changes in interest rates. If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund. Longer-term securities are subject to greater interest rate risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with shorter average fund duration.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

High Yield Securities Risk. Lower rated securities are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of lower rated securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Prepayment Risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the Fund.

U.S. Government Obligations Risk. U.S. government securities are subject to market and interest rate risk, as well as varying degrees of credit risk. Some U.S. government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities may have less credit risk than U.S. government securities not supported by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the S&P Dynamic Multi-Asset Strategy Index. Prior to December 20, 2012, the Fund’s benchmark was the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. When the Fund changed its objective and strategy after approval by shareholders at a meeting held December 19, 2012, the benchmark changed to reflect the new objective and strategy of the Fund. The Fund has been in existence since July 8, 2010; prior to November 1, 2012, the Fund’s name was the American Independence Absolute Return Bull Bear Bond Fund.

Performance, Narrative	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the S&P Dynamic Multi-Asset Strategy Index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-266-8787
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aifunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	DYNAMIC CONSERVATIVE PLUS FUND PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:	3.24%	4Q 2010
Worst quarter:	(4.04)%	2Q 2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.04%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Class A Shares reflect deduction of sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to December 20, 2012, the Fund's benchmark was the Barclays Capital 1-3 Year U.S. Aggregate Bond Index. When the Fund changed its objective and strategy after approval by shareholders at a meeting held December 19, 2012, the benchmark changed to reflect the new objective and strategy of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

30-Day Yield Phone	rr_ThirtyDayYieldPhone	1-888-266-8787
Dynamic Conservative Plus Fund | S&P Dynamic Multi-Asset Strategy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
Dynamic Conservative Plus Fund | Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
Dynamic Conservative Plus Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBBIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[16]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[17]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.13%	[16],[17]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	115
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	510
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	929
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,100
2011	rr_AnnualReturn2011	(8.94%)
2012	rr_AnnualReturn2012	(2.07%)
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
Dynamic Conservative Plus Fund | Institutional Class Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
Dynamic Conservative Plus Fund | Institutional Class Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010
Dynamic Conservative Plus Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AABBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[18]
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[16]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[17]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[16],[17]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	569
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,016
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,488
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,788
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2010

[1]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.49% and 2.16% of the Fund's average net assets for Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[2]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.08% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.
[3]	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
[4]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.95% and 1.45% of the Fund's average net assets for the Institutional Class Shares and the Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[5]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2016 in order to keep the Total Annual Fund Operating Expenses at 0.48%, 0.87% and 1.48% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[6]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.14% of the shareholder servicing fee.
[7]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.70% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[8]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is not assessing the shareholder servicing fee.
[9]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.45% and 0.80% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[10]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing 0.10% of the shareholder servicing fee.
[11]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("American Independence" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2014 to ensure that Total Annual Operating Expenses do not exceed 0.32%, 0.77% and 1.32% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[12]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing the full 0.25% distribution fee and is assessing only 0.20% of the shareholder servicing fee.
[13]	The since inception return for the Consumer Price Index ("CPI") is from December 31, 2009 through the reporting period since the CPI is only reported on a monthly basis.
[14]	Pursuant to an operating expense limitation agreement between American Independence Financial Services, LLC ("American Independence" or the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund until March 1, 2014 to ensure that Total Annual Operating Expenses do not exceed 1.90% and 2.40% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses" and "Short Sale Dividend Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[15]	Class A Shares commenced operations on 6/30/2011. The return shown reflects the return information for Institutional Class Shares from 12/22/2009 through 6/29/2011 and adjusted for expense differences.
[16]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year's fees as provided in the Fund's Financial Highlights are different.
[17]	American Independence Financial Services, LLC ("American Independence" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2014 in order to keep the Total Annual Fund Operating Expenses at 0.95% and 1.30% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.
[18]	The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is assessing only 0.10% of the distribution fee and is assessing the full 0.25% shareholder servicing fee.